RESTORATION PROVISION	12 Months Ended
Dec. 31, 2017
RESTORATION PROVISION.
RESTORATION PROVISION

NOTE 25 — RESTORATION PROVISION

The restoration provision represents the Company’s best estimate of the present value of restoration costs relating to its oil and natural gas interests, which are expected to be incurred through 2047. Assumptions, based on the current economic environment, have been made which management believes are a reasonable basis upon which to estimate the future liability. The estimate of future removal costs requires management to make significant judgments regarding removal date or well lives, the extent of restoration activities required, discount and inflation rates. These estimates are reviewed regularly to take into account any material changes to the assumptions. However, actual restoration costs will reflect market conditions at the relevant time. Furthermore, the timing of restoration is likely to depend on when the fields cease to produce at economically viable rates. This in turn will depend on future oil and natural gas prices, which are inherently uncertain.

	2017	2016
Year ended 31 December	US$’000	US$’000
Balance at the beginning of the period	7,072	3,088
New provisions	938	305
Changes in estimates	663	2,956
Disposals and settlements	(256)	(114)
New provisions assumed from acquisition	—	894
Unwinding of discount	214	140
Reclassification from liabilities related to assets held for sale	—	744
Reclassification to liabilities related to assets held for sale	(1,064)	(941)
Balance at end of period	7,567	7,072
(1)